Share-Based Payments - Summary of Movements of All Performance Rights Issued (Details) - shares		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance		1,600,000	3,395,833	3,395,833
Granted		4,676,946	3,500,000
Awarded	[1]	667,831
Forfeited		(200,000)	(1,000,000)
Exercised		(1,687,500)	(3,558,865)
Settled			(736,968)
Ending balance		5,057,277	1,600,000	3,395,833
Exercisable			600,000	2,395,833

[1]	Performance rights awarded to Key Management Personnel that are subject to shareholder approval which will be sought at the 2022 Annual General Meeting of Shareholders scheduled for October 26, 2022.